Convertible Note (Details - Convertible notes) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Convertible notes, net of discount		$ 196,077
Convertible notes payable, current	$ (219,321)	(196,077)
Convertible notes payable, noncurrent	0	0
Convertible Notes [Member]
Short-Term Debt [Line Items]
Total convertible notes payable	375,000	1,296,000
Unamortized debt discount	(155,679)	(1,099,923)
Convertible notes, net of discount	219,321
July 15, 2024 [Member] | Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt principal amount	$ 795,000
Maturity date	Jul. 15, 2025
Effective interest rate	390.00%
Debt stated interest rate	10.00%
Total convertible notes payable	$ 0	795,000
August 15, 2024 [Member] | Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt principal amount	$ 326,000
Maturity date	Aug. 15, 2025
Effective interest rate	398.00%
Debt stated interest rate	10.00%
Total convertible notes payable	$ 0	326,000
November 15, 2024 [Member] | Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt principal amount	$ 100,000
Maturity date	Nov. 15, 2025
Effective interest rate	511.00%
Debt stated interest rate	10.00%
Total convertible notes payable	$ 0	100,000
December 15, 2024 [Member] | Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt principal amount	$ 75,000
Maturity date	Dec. 15, 2025
Effective interest rate	815.00%
Debt stated interest rate	10.00%
Total convertible notes payable	$ 0	75,000
February 15, 2025 [Member] | Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt principal amount	$ 575,000
Maturity date	Feb. 15, 2026
Effective interest rate	631.00%
Debt stated interest rate	10.00%
Total convertible notes payable	$ 375,000	$ 0